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                        GROUP VARIABLE ANNUITY CONTRACTS
                        HARTFORD LIFE INSURANCE COMPANY

       SUPPLEMENT DATED JANUARY 27, 1997 TO THE PROSPECTUS DATED MAY 1, 1996,
       AS REVISED ON SEPTEMBER 24, 1996 AND NOVEMBER 1, 1996 RESPECTIVELY
                 FOR GROUP VARIABLE ANNUITY CONTRACTS ISSUED BY
                        HARTFORD LIFE INSURANCE COMPANY
                WITH RESPECT TO SEPARATE ACCOUNTS DC-I AND DC-II

    Add the following to the end of the paragraph under "TCI Funds" on page 31:

    Effective January 1, 1997, Twentieth Century changed its name to American Century Investments. Also effective January 1, 1997, Investors Research Corporation changed its name to American Century Investment Management, Inc.

33-19946
HV-2128